UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10 /31/
Date of reporting period:	07/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
July 31, 2011 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Consumer Discretionary--13.7%
99 Cents Only Stores	102,049a	2,015,468
Aaron's	158,010	3,983,432
Advance Auto Parts	169,697	9,328,244
Aeropostale	172,547a	2,907,417
AMC Networks, Cl. A (Warant)	126,008a	4,686,238
American Eagle Outfitters	430,942	5,662,578
American Greetings, Cl. A	88,526	1,962,621
ANN	111,251a	2,885,851
Ascena Retail Group	148,908a	4,812,707
Bally Technologies	96,567a	3,807,637
Barnes & Noble	83,196	1,447,610
Bob Evans Farms	67,967	2,347,580
BorgWarner	239,934a	19,103,545
Brinker International	187,769	4,510,211
Career Education	136,458a	3,096,232
Cheesecake Factory	129,073a	3,721,175
Chico's FAS	390,805	5,897,247
Collective Brands	135,956a	1,601,562
Deckers Outdoor	84,987a	8,434,960
Dick's Sporting Goods	201,711a	7,463,307
Dollar Tree	267,846a	17,739,441
DreamWorks Animation SKG, Cl. A	151,724a	3,316,687
Eastman Kodak	608,653a	1,460,767
Foot Locker	341,394	7,418,492
Fossil	109,275a	13,732,589
Gentex	314,139	8,902,699
Guess?	139,658	5,323,763
Hanesbrands	209,284a	6,385,255
International Speedway, Cl. A	63,451	1,774,724
ITT Educational Services	51,001a	4,369,256

John Wiley & Sons, Cl. A	104,091	5,210,795
KB Home	165,465	1,404,798
Lamar Advertising, Cl. A	128,388a	3,268,758
Life Time Fitness	93,496a	3,904,393
LKQ	317,705a	7,806,012
Matthews International, Cl. A	64,635	2,339,141
MDC Holdings	84,451	1,909,437
Meredith	82,400	2,459,640
Mohawk Industries	124,014a	6,452,448
New York Times, Cl. A	267,591a	2,295,931
NVR	12,995a	8,837,770
Office Depot	627,200a	2,370,816
Panera Bread, Cl. A	67,329a	7,763,707
PetSmart	251,047	10,800,042
Polaris Industries	74,848	8,873,230
PVH	147,815	10,576,163
RadioShack	232,515	3,236,609
Regis	128,088	1,902,107
Rent-A-Center	139,626	3,776,883
Ryland Group	98,144	1,445,661
Saks	363,641a	3,905,504
Scholastic	55,700	1,599,704
Scientific Games, Cl. A	130,639a	1,194,040
Service Corporation International	528,414	5,532,495
Sotheby's	147,769	6,258,017
Strayer Education	27,122	3,299,391
Thor Industries	95,346	2,357,907
Timberland, Cl. A	86,914a	3,719,050
Toll Brothers	324,478a	6,476,581
Tractor Supply	157,695	10,395,254
Tupperware Brands	138,429	8,650,428
Under Armour, Cl. A	79,302a	5,821,560
Warnaco Group	96,149a	5,124,742
Wendy's	726,199	3,827,069
Williams-Sonoma	231,761	8,579,792
WMS Industries	123,081a	3,393,343
		346,868,513

Consumer Staples--4.5%
BJ's Wholesale Club	120,156a	6,049,855
Church & Dwight	314,676	12,694,030
Corn Products International	166,329	8,464,483
Energizer Holdings	152,145a	12,268,973
Flowers Foods	248,577	5,448,808
Green Mountain Coffee Roasters	273,897a	28,471,593
Hansen Natural	150,661a	11,543,646
Lancaster Colony	40,200	2,417,226
Ralcorp Holdings	121,169a	10,481,118
Ruddick	95,490	4,001,031
Smithfield Foods	365,974a	8,058,747
Tootsie Roll Industries	56,965	1,597,868
Universal	50,880	1,868,314
		113,365,692
Energy--7.5%
Arch Coal	469,621	12,022,298
Atwood Oceanics	123,764a	5,779,779
Bill Barrett	104,852a	5,217,436
CARBO Ceramics	42,316	6,604,258
Cimarex Energy	188,918	16,647,454
Comstock Resources	105,779a	3,374,350
Dresser-Rand Group	173,862a	9,287,708
Dril-Quip	76,912a	5,423,065
Exterran Holdings	141,584a	2,616,472
Forest Oil	250,504a	6,513,104
Helix Energy Solutions Group	235,823a	4,617,414
HollyFrontier	228,619	17,235,586
Northern Oil and Gas	122,109a	2,703,493
Oceaneering International	238,730	10,313,136
Oil States International	112,227a	9,056,719
Overseas Shipholding Group	59,330	1,444,092
Patriot Coal	200,790a	3,796,939
Patterson-UTI Energy	340,070	11,062,477
Plains Exploration & Production	309,069a	12,056,782
Quicksilver Resources	261,447a	3,699,475
SM Energy	139,910	10,542,218

Southern Union	274,675	11,811,025
Superior Energy Services	173,768a	7,209,634
Tidewater	113,278	6,155,527
Unit	89,451a	5,367,955
		190,558,396
Financial--19.0%
Affiliated Managers Group	114,547a	11,950,689
Alexandria Real Estate Equities	136,569b	11,198,658
American Financial Group	168,649	5,730,693
Apollo Investment	437,280	4,189,142
Arthur J. Gallagher & Co.	244,190	6,866,623
Aspen Insurance Holdings	154,745	4,007,896
Associated Banc-Corp	381,006	5,200,732
Astoria Financial	185,921	2,165,980
BancorpSouth	164,558	2,228,115
Bank of Hawaii	105,446	4,725,035
BRE Properties	160,837b	8,440,726
Brown & Brown	257,394	5,613,763
Camden Property Trust	153,821b	10,316,774
Cathay General Bancorp	175,686	2,435,008
City National	103,556	5,558,886
Commerce Bancshares	170,441	6,972,741
Corporate Office Properties Trust	156,909b	4,875,163
Cousins Properties	230,361b	1,960,372
Cullen/Frost Bankers	134,836	7,264,964
Duke Realty	549,555b	7,715,752
East West Bancorp	327,307	6,074,818
Eaton Vance	262,565	7,041,993
Equity One	134,478b	2,608,873
Essex Property Trust	72,051b	10,113,078
Everest Re Group	120,072	9,860,313
Federal Realty Investment Trust	137,625b	12,020,168
Fidelity National Financial, Cl. A	492,723	8,031,385
First American Financial	234,904	3,756,115
First Niagara Financial Group	671,262	8,222,960
FirstMerit	237,843	3,474,886
Fulton Financial	445,676	4,523,611

Greenhill & Co.	56,622	2,493,633
Hancock Holding	184,371	6,075,024
Hanover Insurance Group	101,782	3,685,526
HCC Insurance Holdings	247,371	7,453,288
Highwoods Properties	160,457b	5,524,535
Hospitality Properties Trust	271,738b	6,861,384
International Bancshares	119,210	2,005,112
Jefferies Group	315,838	5,972,497
Jones Lang LaSalle	94,512	8,044,861
Liberty Property Trust	252,502b	8,574,968
Macerich	287,728b	15,286,989
Mack-Cali Realty	188,639b	6,276,020
Mercury General	80,559	2,991,961
MSCI, Cl. A	263,955a	9,367,763
New York Community Bancorp	964,962	13,055,936
Old Republic International	553,711	5,780,743
Omega Healthcare Investors	225,537b	4,429,547
Potlatch	89,824b	2,983,953
Prosperity Bancshares	101,136	4,200,178
Protective Life	188,343	4,004,172
Raymond James Financial	222,601	7,069,808
Rayonier	178,847b	11,526,689
Realty Income	280,465b	9,103,894
Regency Centers	198,798b	8,930,006
Reinsurance Group of America	163,567	9,521,235
SEI Investments	319,841	6,326,455
Senior Housing Properties Trust	335,944b	8,042,499
SL Green Realty	183,364b	15,039,515
StanCorp Financial Group	100,961	3,357,963
SVB Financial Group	94,884a	5,789,822
Synovus Financial	1,760,888	3,222,425
Taubman Centers	122,835b	7,357,816
TCF Financial	351,508	4,471,182
Transatlantic Holdings	137,254	7,028,777
Trustmark	127,202	2,771,732
UDR	457,194b	12,028,774
Unitrin	104,782	2,951,709

Valley National Bancorp	367,196	4,828,627
W.R. Berkley	254,898	7,848,309
Waddell & Reed Financial, Cl. A	189,290	6,946,943
Washington Federal	246,368	4,166,083
Webster Financial	165,777	3,385,166
Weingarten Realty Investors	265,313b	6,823,850
Westamerica Bancorporation	63,330	2,972,077
		481,725,358
Health Care--11.2%
Allscripts Healthcare Solutions	416,696a	7,563,032
AMERIGROUP	109,361a	6,014,855
Bio-Rad Laboratories, Cl. A	43,610a	4,753,490
Catalyst Health Solutions	109,343a	7,165,247
Charles River Laboratories
International	111,483a	4,409,153
Community Health Systems	204,409a	5,281,929
Cooper	103,757	7,936,373
Covance	133,070a	7,618,257
Endo Pharmaceuticals Holdings	258,644a	9,634,489
Gen-Probe	106,332a	6,438,403
Health Management Associates, Cl.
A	548,872a	5,214,284
Health Net	200,316a	5,632,886
Henry Schein	202,850a	13,481,411
Hill-Rom Holdings	138,772	5,174,808
Hologic	575,562a	10,688,186
IDEXX Laboratories	126,433a	10,486,353
Immucor	157,520a	4,174,280
Kindred Healthcare	113,326a	2,135,062
Kinetic Concepts	136,357a	9,127,738
LifePoint Hospitals	116,005a	4,303,785
Lincare Holdings	205,375	5,255,546
Masimo	134,239	3,729,159
Medicis Pharmaceutical, Cl. A	136,297	5,067,522
Mednax	105,683a	7,203,353
Mettler-Toledo International	70,217a	10,870,294
Omnicare	257,530	7,854,665

Owens & Minor	142,580	4,348,690
Perrigo	183,447	16,567,099
Pharmaceutical Product Development	245,882	7,088,778
Resmed	338,118a	10,241,594
STERIS	127,775	4,470,847
Techne	81,681	6,190,603
Teleflex	87,168	5,250,129
Thoratec	126,670a	4,267,512
United Therapeutics	111,968a	6,424,724
Universal Health Services, Cl. B	215,001	10,672,650
VCA Antech	193,761a	3,786,090
Vertex Pharmaceuticals	451,729a	23,426,666
WellCare Health Plans	94,975a	4,164,654
		284,114,596
Industrial--14.9%
Acuity Brands	95,034	4,627,205
Aecom Technology	261,525a	6,470,129
AGCO	208,293a	9,877,254
Alaska Air Group	78,778a	4,814,911
Alexander & Baldwin	92,122	4,441,202
Alliant Techsystems	74,867	4,883,574
AMETEK	354,965	15,086,013
BE Aerospace	225,343a	8,968,651
Brink's	101,627	3,032,550
Carlisle	136,494	5,900,636
Clean Harbors	102,588a	5,411,517
Con-way	123,709	4,530,224
Copart	131,455a	5,711,720
Corporate Executive Board	73,861	3,002,450
Corrections Corp. of America	240,229a	5,155,314
Crane	101,509	4,701,897
Deluxe	112,084	2,638,457
Donaldson	166,527	9,222,265
Esterline Technologies	67,126a	5,126,413
FTI Consulting	90,169a	3,272,233
Gardner Denver	115,052	9,812,785
GATX	103,478	4,080,138

General Cable	114,739a	4,563,170
Graco	132,282	5,811,148
Granite Construction	75,374	1,762,244
Harsco	177,588	4,867,687
Herman Miller	127,970	2,944,590
HNI	101,586	2,124,163
Hubbell, Cl. B	133,626	7,946,738
Huntington Ingalls Industries	109,589a	3,669,040
IDEX	181,662	7,535,340
JB Hunt Transport Services	188,643	8,534,209
JetBlue Airways	454,034a	2,174,823
Kansas City Southern	242,732a	14,406,144
KBR	333,787	11,899,507
Kennametal	180,939	7,134,425
Kirby	118,181a	6,892,316
Korn/Ferry International	106,120a	2,285,825
Landstar System	105,211	4,718,713
Lennox International	99,236	3,669,747
Lincoln Electric Holdings	185,540	6,349,179
Manpowergroup	180,650	9,126,438
Mine Safety Appliances	69,692	2,377,891
MSC Industrial Direct, Cl. A	99,150	6,125,487
Nordson	150,375	7,673,636
Oshkosh	199,863a	4,960,600
Pentair	216,876	7,983,206
Regal-Beloit	83,667	5,072,730
Rollins	138,902	2,651,639
Shaw Group	159,775a	4,134,977
SPX	111,513	8,390,238
Terex	240,510a	5,341,727
Thomas & Betts	115,015a	5,610,432
Timken	179,140	7,823,044
Towers Watson & Co., Cl. A	97,923	5,987,991
Trinity Industries	175,606	5,231,303
Triumph Group	83,516	4,496,501
United Rentals	138,071a	3,177,014
URS	174,047a	7,106,339

UTi Worldwide	227,406	3,677,155
Valmont Industries	47,874	4,660,534
Wabtec	105,638	6,815,764
Waste Connections	250,999	8,092,208
Watsco	62,895	3,722,126
Werner Enterprises	98,514	2,320,005
Woodward	129,893	4,481,308
		377,096,839
Information Technology--15.3%
ACI Worldwide	75,814a	2,741,434
Acxiom	181,206a	2,489,770
ADTRAN	142,045	4,700,269
Advent Software	72,347a	1,680,621
Alliance Data Systems	112,747a	11,087,540
ANSYS	202,456a	10,244,274
AOL	230,864a	3,966,244
Arrow Electronics	256,637a	8,918,136
Atmel	1,008,440a	12,202,124
Avnet	336,844a	9,869,529
Broadridge Financial Solutions	267,763	6,174,615
Cadence Design Systems	583,436a	6,026,894
Ciena	211,522a	3,270,130
Concur Technologies	101,450a	4,609,888
Convergys	260,445a	3,239,936
CoreLogic	241,235a	3,806,688
Cree	241,272a	7,928,198
Cypress Semiconductor	371,977a	7,655,287
Diebold	144,679	4,375,093
Digital River	85,156a	2,171,478
DST Systems	78,241	4,005,157
Equinix	103,542a	10,817,033
FactSet Research Systems	102,232	9,414,545
Fair Isaac	87,227	2,595,003
Fairchild Semiconductor
International	284,858a	4,275,719
Gartner	191,381a	7,063,873
Global Payments	175,842	8,336,669

Informatica	231,320a	11,827,392
Ingram Micro, Cl. A	351,033a	6,511,662
Integrated Device Technology	327,842a	2,242,439
International Rectifier	153,563a	3,945,033
Intersil, Cl. A	278,633	3,357,528
Itron	91,113a	3,921,504
Jack Henry & Associates	187,025	5,414,374
Lam Research	275,322a	11,255,163
Lender Processing Services	185,726	3,497,221
ManTech International, Cl. A	51,150	2,086,920
Mentor Graphics	247,505a	2,828,982
MICROS Systems	178,200a	8,726,454
National Instruments	196,090	5,066,966
NCR	352,521a	7,032,794
NeuStar, Cl. A	161,719a	4,211,163
Parametric Technology	259,919a	5,403,716
Plantronics	103,403	3,541,553
Polycom	390,286a	10,549,431
QLogic	231,049a	3,505,013
Quest Software	130,053a	2,468,406
Rackspace Hosting	220,131a	8,805,240
RF Micro Devices	620,347a	4,187,342
Riverbed Technology	339,329a	9,714,989
Rovi	249,255a	13,203,037
Semtech	140,957a	3,284,298
Silicon Laboratories	96,531a	3,418,163
Skyworks Solutions	409,259a	10,358,345
Solera Holdings	155,243	8,674,979
Synopsys	324,684a	7,782,675
Tech Data	102,531a	4,785,122
TIBCO Software	357,912a	9,320,028
Trimble Navigation	269,649a	9,594,111
ValueClick	176,252a	3,183,111
Varian Semiconductor Equipment
Associates	165,519a	10,053,624
Vishay Intertechnology	363,853a	5,010,256
Zebra Technologies, Cl. A	118,101a	4,724,040

		387,159,221
Materials--7.3%
Albemarle	202,188	13,461,677
AptarGroup	147,650	7,537,532
Ashland	174,313	10,674,928
Cabot	144,154	5,636,421
Carpenter Technology	95,300	5,474,032
Commercial Metals	258,378	3,749,065
Compass Minerals International	71,296	5,613,847
Cytec Industries	106,716	5,976,096
Domtar	90,642	7,246,828
Greif, Cl. A	68,202	4,163,732
Intrepid Potash	99,365a	3,303,886
Louisiana-Pacific	297,354a	2,304,493
Lubrizol	141,517	19,048,188
Martin Marietta Materials	100,301	7,584,762
Minerals Technologies	39,760	2,575,653
NewMarket	21,000	3,444,420
Olin	177,303	3,707,406
Packaging Corp. of America	217,537	5,801,712
Reliance Steel & Aluminum	164,624	7,738,974
Rock-Tenn, Cl. A	150,254	9,234,611
RPM International	286,344	6,036,132
Scotts Miracle-Gro, Cl. A	96,931	4,891,138
Sensient Technologies	112,316	4,169,170
Silgan Holdings	107,824	4,181,415
Sonoco Products	220,989	7,082,697
Steel Dynamics	480,445	7,504,551
Temple-Inland	235,422	7,067,368
Valspar	207,326	6,814,806
Worthington Industries	120,737	2,531,855
		184,557,395
Telecommunication Services--.5%
Telephone & Data Systems	200,894	5,697,354
TW Telecom	331,432a	6,545,782
		12,243,136
Utilities--6.0%

AGL Resources	171,771	7,008,257
Alliant Energy	244,490	9,635,351
Aqua America	300,120	6,347,538
Atmos Energy	196,090	6,555,289
Black Hills	87,204	2,605,656
Cleco	131,643	4,570,645
DPL	254,443	7,696,901
Energen	158,915	9,345,791
Great Plains Energy	298,619	6,023,145
Hawaiian Electric Industries	212,761	4,978,607
IDACORP	110,870	4,347,213
MDU Resources Group	416,212	8,973,531
National Fuel Gas	181,745	13,154,703
NSTAR	228,481	10,128,563
NV Energy	519,082	7,703,177
OGE Energy	215,374	10,777,315
PNM Resources	194,268	2,917,905
Questar	389,280	7,174,430
UGI	244,855	7,419,106
Vectren	176,637	4,664,983
Westar Energy	250,056	6,453,945
WGL Holdings	113,988	4,423,874
		152,905,925
Total Common Stocks
(cost $2,062,274,039)		2,530,595,071

Short-Term Investments--.0%
U.S. Treasury Bills;
0.15%, 9/22/11
(cost $679,964)	680,000[c]	679,936

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,775,000)	3,775,000[d]	3,775,000
Total Investments (cost $2,066,729,003)	100.1%	2,535,050,007

Liabilities, Less Cash and Receivables	(.1%)	(2,345,246)
Net Assets	100.0%	2,532,704,761

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,066,729,003. Net unrealized appreciation investments was $468,321,004 of which $638,841,741 related to appreciated investment securities and $170,520,737 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.0
Information Technology	15.3
Industrial	14.9
Consumer Discretionary	13.7
Health Care	11.2
Energy	7.5
Materials	7.3
Utilities	6.0
Consumer Staples	4.5
Telecommunication Services	.5
Short-Term/Money Market Investments	.2
100.1
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011	($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	75	7,062,750	September 2011	(275,219)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,526,917,916	-	-	2,526,917,916
Equity Securities - Foreign+	3,677,155	-	-	3,677,155
Mutual Funds	3,775,000	-	-	3,775,000
U.S. Treasury	-	679,936	-	679,936
Other Financial Instruments:
Futures++	275,219	-	-	275,219
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized depreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)